Investments (Details 17) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Aging of Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
Amortized Cost	$ 329,811	$ 317,617
Cost or Amortized Cost	3,208	3,621
Fixed maturity securities [Member]
Aging of Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
Amortized Cost	329,811	317,617
Equity Securities [Member]
Aging of Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
Cost or Amortized Cost	3,208	3,621
Less than 20% [Member]
Aging of Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
Amortized Cost	72,103	128,424
Cost or Amortized Cost	852	800
Gross Unrealized Loss	2,896	4,268
Gross Unrealized Loss	76	71
Less than 20% [Member] | Fixed maturity securities [Member]
Aging of Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
Gross unrealized loss, percentage of amortized cost fixed maturity securities	4.00%	3.00%
Less than 20% [Member] | Equity Securities [Member]
Aging of Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
Gross unrealized loss, percentage of cost equity securities	9.00%	9.00%
20% or more [Member]
Aging of Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
Amortized Cost	8,188	7,414
Cost or Amortized Cost	607	546
Gross Unrealized Loss	2,617	2,312
Gross Unrealized Loss	223	170
20% or more [Member] | Fixed maturity securities [Member]
Aging of Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
Gross unrealized loss, percentage of amortized cost fixed maturity securities	32.00%	31.00%
20% or more [Member] | Equity Securities [Member]
Aging of Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
Gross unrealized loss, percentage of cost equity securities	37.00%	31.00%
Less than six months [Member] | Less than 20% [Member]
Aging of Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
Amortized Cost	49,249	105,301
Cost or Amortized Cost	714	247
Gross Unrealized Loss	1,346	2,348
Gross Unrealized Loss	64	10
Less than six months [Member] | Less than 20% [Member] | Fixed maturity securities [Member]
Aging of Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
Number of Securities	3,260	5,320
Less than six months [Member] | Less than 20% [Member] | Equity Securities [Member]
Aging of Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
Number of Securities	154	106
Less than six months [Member] | 20% or more [Member]
Aging of Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
Amortized Cost	4,736	1,403
Cost or Amortized Cost	376	94
Gross Unrealized Loss	1,332	368
Gross Unrealized Loss	123	22
Less than six months [Member] | 20% or more [Member] | Fixed maturity securities [Member]
Aging of Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
Number of Securities	320	121
Less than six months [Member] | 20% or more [Member] | Equity Securities [Member]
Aging of Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
Number of Securities	42	33
Six months or greater but less than nine months [Member] | Less than 20% [Member]
Aging of Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
Amortized Cost	4,104	1,125
Cost or Amortized Cost	22	29
Gross Unrealized Loss	279	29
Gross Unrealized Loss	2	5
Six months or greater but less than nine months [Member] | Less than 20% [Member] | Fixed maturity securities [Member]
Aging of Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
Number of Securities	375	104
Six months or greater but less than nine months [Member] | Less than 20% [Member] | Equity Securities [Member]
Aging of Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
Number of Securities	19	3
Six months or greater but less than nine months [Member] | 20% or more [Member]
Aging of Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
Amortized Cost	1,049	376
Cost or Amortized Cost	8	65
Gross Unrealized Loss	349	102
Gross Unrealized Loss	4	16
Six months or greater but less than nine months [Member] | 20% or more [Member] | Fixed maturity securities [Member]
Aging of Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
Number of Securities	63	29
Six months or greater but less than nine months [Member] | 20% or more [Member] | Equity Securities [Member]
Aging of Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
Number of Securities	3	2
Nine months or greater but less than twelve months [Member] | Less than 20% [Member]
Aging of Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
Amortized Cost	1,160	371
Cost or Amortized Cost	18	6
Gross Unrealized Loss	55	28
Gross Unrealized Loss	2	0
Nine months or greater but less than twelve months [Member] | Less than 20% [Member] | Fixed maturity securities [Member]
Aging of Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
Number of Securities	143	50
Nine months or greater but less than twelve months [Member] | Less than 20% [Member] | Equity Securities [Member]
Aging of Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
Number of Securities	8	3
Nine months or greater but less than twelve months [Member] | 20% or more [Member]
Aging of Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
Amortized Cost	288	89
Cost or Amortized Cost	0	47
Gross Unrealized Loss	93	27
Gross Unrealized Loss	0	16
Nine months or greater but less than twelve months [Member] | 20% or more [Member] | Fixed maturity securities [Member]
Aging of Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
Number of Securities	14	9
Nine months or greater but less than twelve months [Member] | 20% or more [Member] | Equity Securities [Member]
Aging of Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
Number of Securities	0	2
Twelve months or greater [Member] | Less than 20% [Member]
Aging of Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
Amortized Cost	17,590	21,627
Cost or Amortized Cost	98	518
Gross Unrealized Loss	1,216	1,863
Gross Unrealized Loss	8	56
Twelve months or greater [Member] | Less than 20% [Member] | Fixed maturity securities [Member]
Aging of Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
Number of Securities	1,523	1,245
Twelve months or greater [Member] | Less than 20% [Member] | Equity Securities [Member]
Aging of Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
Number of Securities	24	35
Twelve months or greater [Member] | 20% or more [Member]
Aging of Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
Amortized Cost	2,115	5,546
Cost or Amortized Cost	223	340
Gross Unrealized Loss	843	1,815
Gross Unrealized Loss	$ 96	$ 116
Twelve months or greater [Member] | 20% or more [Member] | Fixed maturity securities [Member]
Aging of Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
Number of Securities	167	311
Twelve months or greater [Member] | 20% or more [Member] | Equity Securities [Member]
Aging of Gross Unrealized Loss and OTTI Loss for Fixed Maturity and Equity Securities Available-for-Sale
Number of Securities	20	14